UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

________

FORM N-PX
________

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-03447

SEI Tax Exempt Trust
(Exact name of registrant as specified in charter)

________

One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices)

________

Timothy D. Barto, Esquire
SEI Tax Exempt Trust
SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

CC:

Timothy W. Levin, Esquire
Morgan, Lewis & Brockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

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Registrant’s telephone number, including area code: 1-800-342-5734
Date of Fiscal Year End: August 31
Date of Reporting Period: July 1, 2019 to June 30, 2020

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for the following funds, each of which is a series of  SEI Tax Exempt Trust:

Fund Name: CALIFORNIA MUNICIPAL BOND FUND

Fund Name: INTERMEDIATE-TERM MUNICIPAL FUND

Fund Name: MASSACHUSETTS MUNICIPAL BOND FUND

Fund Name: NEW JERSEY MUNICIPAL BOND FUND

Fund Name: NEW YORK MUNICIPAL BOND FUND

Fund Name: PENNSYLVANIA MUNICIPAL BOND FUND

Fund Name: SHORT DURATION MUNICIPAL FUND

Fund Name: Tax-Advantaged Income Fund

Non-Voting Funds

Fund Name : CALIFORNIA MUNICIPAL BOND FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : INTERMEDIATE-TERM MUNICIPAL FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : MASSACHUSETTS MUNICIPAL BOND FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : NEW JERSEY MUNICIPAL BOND FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : NEW YORK MUNICIPAL BOND FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : PENNSYLVANIA MUNICIPAL BOND FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant : SEI Tax Exempt Trust
Fund Name : SHORT DURATION MUNICIPAL FUND
________________________________________________________________________________
Nuveen AMT-Free Quality Municipal Income Fund
Ticker     Security ID:             Meeting Date          Meeting Status
NEA        CUSIP 670657774          08/07/2019            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Elect Judith M.          Mgmt       For        For        For
            Stockdale

1.2        Elect Carole E. Stone    Mgmt       For        For        For
1.3        Elect Margaret L. Wolff  Mgmt       For        For        For
1.4        Elect William C. Hunter  Mgmt       For        For        For
1.5        Elect Albin F. Moschner  Mgmt       For        For        For
________________________________________________________________________________
Nuveen AMT-Free Quality Municipal Income Fund
Ticker     Security ID:             Meeting Date          Meeting Status
NEA        CUSIP 670657774          10/25/2019            Voted
Meeting Type                        Country of Trade
Special                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Reorganization of the    Mgmt       For        For        For
            Nuveen Municipal
            Income
            Funds

________________________________________________________________________________
Nuveen California AMT-Free Quality Municipal Income Fund
Ticker     Security ID:             Meeting Date          Meeting Status
NKX        CUSIP 670651868          12/05/2019            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Elect Judith M.          Mgmt       For        For        For
            Stockdale

1.2        Elect Carole E. Stone    Mgmt       For        For        For
1.3        Elect Margaret L. Wolff  Mgmt       For        For        For
1.4        Elect William C. Hunter  Mgmt       For        For        For
1.5        Elect Albin F. Moschner  Mgmt       For        For        For
________________________________________________________________________________
Nuveen New York AMT-Free Quality Municipal Income Fund
Ticker     Security ID:             Meeting Date          Meeting Status
NRK        CUSIP 670656867          08/07/2019            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Elect Judith M.          Mgmt       For        For        For
            Stockdale

1.2        Elect Carole E. Stone    Mgmt       For        For        For
1.3        Elect Margaret L. Wolff  Mgmt       For        For        For
1.4        Elect William C. Hunter  Mgmt       For        For        For
1.5        Elect Albin F. Moschner  Mgmt       For        For        For

Registrant : SEI Tax Exempt Trust
Fund Name : TAX-ADVANTAGED INCOME FUND
________________________________________________________________________________
Alabama Power Company
Ticker     Security ID:             Meeting Date          Meeting Status
ALP-Q      CUSIP 010392462          04/24/2020            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Elect Angus R. Cooper    Mgmt       For        For        For
2          Elect Mark. A            Mgmt       For        For        For
            Crosswhite

3          Elect O.B. Grayson       Mgmt       For        For        For
            Hall
            Jr.

4          Elect Anthony A. Joseph  Mgmt       For        Against    Against
5          Elect James K. Lowder    Mgmt       For        For        For
6          Elect Robert D. Powers   Mgmt       For        For        For
7          Elect Catherine J.       Mgmt       For        For        For
            Randall

8          Elect R. Mitchell        Mgmt       For        For        For
            Shackleford

9          Elect Phillip M. Webb    Mgmt       For        For        For
________________________________________________________________________________
PG&E Corporation
Ticker     Security ID:             Meeting Date          Meeting Status
PCG        CUSIP 694308GE1          05/15/2020            Take No Action
Meeting Type                        Country of Trade
Consent                             United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1           Vote On The Plan.       Mgmt       N/A        TNA        N/A
            (For = Accept,
            Against =
            Reject)(Abstain Votes
            Do Not
            Count

2          Opt-In: The              Mgmt       N/A        TNA        N/A
            Undersigned Elects To
            Grant (I.E.,Opt-In
            To) The Releases
            Contained In Section
            10.9(B) Of The Plan.
            (For = Opt In,
            Against Or Abstain =
            Do Not Opt
            In)

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By: /s/ Robert Nesher
Robert Nesher
President
Date: August 24, 2020